NOTE RECEIVABLE (Details) (USD $)	0 Months Ended
	Aug. 01, 2013	Aug. 02, 2014	Jun. 29, 2012	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current portion of note receivable				$ 290,000	$ 290,000	$ 294,755
Customer [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Initial amount	290,000
Interest rate on receivables	5.00%
Due date	Jul. 31, 2014
Settlement [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Initial amount			20,000
Interest rate on receivables			4.00%
Due date			Mar. 01, 2014
Current portion of note receivable						$ 4,755
Payment date		2014-08-01